Document and Entity Information Document	Nov. 16, 2020
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 16, 2020
Document Period End Date	Nov. 16, 2020
Amendment Flag	false
Entity Registrant Name	Sphere 3D Corporation
Entity Address, Address Line One	895 Don Mills Road
Entity Address, Address Line Two	Bldg. 2, Suite 900
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M3C 1W3
Entity Incorporation, State Country Name	CA
City Area Code	(858)
Local Phone Number	571-5555
Entity File Number	001-36532
Entity Central Index Key	0001591956
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1220792
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	ANY
Security Exchange Name	NASDAQ